UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Patrick F. Quan
SMALLCAP World Fund, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

December 31, 2011
unaudited

Common stocks — 89.44%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.31%
lululemon athletica inc.1	2,678,100	$124,960
Virgin Media Inc.	5,062,500	108,236
Chipotle Mexican Grill, Inc.1	298,000	100,647
Paddy Power PLC	1,546,226	89,084
Mr Price Group Ltd.	8,823,260	87,221
Liberty Media Corp., Class A1	1,083,105	84,536
Delticom AG2	946,921	81,744
Lions Gate Entertainment Corp.1,2	9,100,000	75,712
CarMax, Inc.1	2,257,000	68,793
Tiffany & Co.	947,000	62,748
CTC Media, Inc.	6,597,000	57,856
John Wiley & Sons, Inc., Class A	1,134,283	50,362
TOD’S SpA	610,000	49,777
Stella International Holdings Ltd.	21,840,500	47,468
PT Ace Hardware Indonesia Tbk2	104,390,000	47,201
Mekonomen AB	1,406,309	45,977
Minth Group Ltd.	48,240,000	45,280
Dollarama Inc.	1,005,000	43,899
ASOS PLC1	2,269,955	43,572
Melco Crown Entertainment Ltd. (ADR)1	4,000,000	38,480
Youngone Corp.3	1,555,000	37,570
Halfords Group PLC	7,840,000	35,187
Domino’s Pizza Enterprises Ltd.2	4,002,300	32,339
Cox and Kings (India) Ltd.2	10,592,000	30,746
Cox and Kings (India) Ltd. (GDR)2,3	330,000	958
Rightmove PLC	1,632,594	31,541
Jubilant FoodWorks Ltd.1	2,220,098	31,538
Williams-Sonoma, Inc.	793,000	30,530
QSR Brands Bhd2	14,870,500	30,492
Domino’s Pizza UK & IRL PLC	4,826,500	30,170
Brunswick Corp.	1,670,000	30,160
Scholastic Corp.	1,000,000	29,970
Navitas Ltd.	8,125,000	29,086
Domino’s Pizza, Inc.1	850,000	28,857
CJ CGV Co., Ltd.2,3	1,235,000	28,627
Jumbo SA	5,779,322	28,424
New Oriental Education & Technology Group Inc. (ADR)1	1,180,000	28,379
Tractor Supply Co.	387,800	27,204
Great Wall Motor Co. Ltd., Class H	18,277,000	26,686
Gourmet Master Co., Ltd.	3,920,450	26,284
Churchill Downs Inc.	500,000	26,065
AutoNation, Inc.1	697,500	25,717
Golden Eagle Retail Group Ltd.	11,982,000	25,332
Café de Coral Holdings Ltd.	11,028,000	25,275
Boyd Gaming Corp.1	3,349,000	24,984
Parkson Retail Group Ltd.	19,990,500	24,504
Ekornes ASA	1,445,850	23,691
Tesla Motors, Inc.1	810,000	23,134
Entertainment One Ltd.1	7,212,782	23,075
Harman International Industries, Inc.	600,000	22,824
Leggett & Platt, Inc.	990,000	22,810
CDON Group AB1,2	4,064,563	22,325
DreamWorks Animation SKG, Inc., Class A1	1,340,000	22,237
SuperGroup PLC1	2,640,500	20,811
Group 1 Automotive, Inc.	400,000	20,720
Mood Media Corp.1,2,4	6,375,000	15,081
Mood Media Corp. (CDI) (GBP denominated)1,2,4	2,375,000	5,618
HUGO BOSS AG	280,231	20,637
Media Prima Bhd.	25,155,000	20,632
Fielmann AG	210,000	19,960
Modern Times Group MTG AB, Class B	413,000	19,732
HT Media Ltd.	8,179,036	18,905
Pace PLC2	16,883,500	18,878
Urban Outfitters, Inc.1	675,000	18,603
Signet Jewelers Ltd.	400,000	17,584
Jarden Corp.	575,000	17,181
Mando Corp.3	94,100	16,909
T4F Entretenimento SA, ordinary nominative1	2,677,500	16,436
TAKKT AG	1,456,778	16,064
Autoneum Holding AG1,2	303,530	15,818
Hyundai Home Shopping Co., Ltd.3	132,700	15,319
Parkson Holdings Bhd.	8,390,322	14,981
PT Indomobil Sukses Internasional Tbk1	10,000,000	14,116
Sotheby’s Holdings, Inc.	475,000	13,552
Schibsted ASA	535,000	13,319
Toll Corp.1	634,000	12,946
Dixons Retail PLC1	84,743,828	12,924
YOOX SpA1	1,177,000	12,705
Francesca’s Holdings Corp.1	720,017	12,456
Powerland AG, non-registered shares1,2	1,200,000	12,425
Mandarin Oriental International Ltd.	8,250,000	12,375
Lennar Corp., Class A	619,000	12,163
Lojas Renner SA, ordinary nominative	462,000	11,991
Shopper’s Stop Ltd.	2,340,000	11,587
Mothercare PLC2	4,480,000	11,567
National American University Holdings, Inc.2	1,515,000	11,484
Hankook Tire Co., Ltd.3	286,840	11,270
CFAO	330,000	11,179
Headlam Group PLC	2,809,685	11,127
Hongkong and Shanghai Hotels, Ltd.	10,031,959	11,121
POLYTEC Holding AG, non-registered shares1,2,3	1,450,500	10,326
Giordano International Ltd.	13,600,000	9,859
WMS Industries Inc.1	471,000	9,665
Daily Mail and General Trust PLC, Class A, nonvoting	1,540,000	9,562
LeapFrog Enterprises, Inc., Class A1	1,695,599	9,478
P.F. Chang’s China Bistro, Inc.	300,000	9,273
Capella Education Co.1	256,215	9,237
REXLot Holdings Ltd.	140,000,000	9,193
U.S. Auto Parts Network, Inc.1,2	1,980,000	8,653
Ocado Group PLC1	9,793,708	8,274
Home Retail Group PLC	6,335,000	8,205
Bloomsbury Publishing PLC2	5,405,000	8,142
Intercontinental Hotels Group PLC	430,678	7,739
Blue Nile, Inc.1	188,265	7,696
RadioShack Corp.	775,000	7,525
CJ Home Shopping Co., Ltd.3	33,000	7,409
ValueVision Media, Inc., Class A1,2	3,875,293	7,286
zooplus AG, non-registered shares1	130,000	7,252
Home Inns & Hotels Management Inc. (ADR)1	255,000	6,579
China Zenix Auto International Ltd. (ADR)1	2,152,000	6,564
D.R. Horton, Inc.	490,000	6,179
OfficeMax Inc.1	1,360,000	6,174
D.B. Corp Ltd.	1,720,000	6,102
SHW AG, non-registered shares1	230,000	5,507
K-Swiss Inc., Class A1	1,750,000	5,110
Bijou Brigitte modische Accessoires AG	52,000	4,913
Cheil Worldwide Inc.3	250,000	4,128
Little Sheep Group Ltd.	4,669,000	3,865
Smith & Wesson Holding Corp.1	830,000	3,619
Aristocrat Leisure Ltd.	1,550,000	3,488
Cinema City International NV1	400,000	3,327
Talwalkars Better Value Fitness Ltd.2	1,446,000	3,257
Fourlis1	1,747,913	3,235
School Specialty, Inc.1,2	1,153,240	2,883
Thomas Cook Group PLC	12,480,000	2,859
GVC Holdings PLC	1,392,400	2,681
Sky-mobi Ltd. (ADR)1	846,810	2,583
Penske Automotive Group, Inc.	96,054	1,849
GEOX SpA	591,000	1,658
GAME Group PLC	5,179,728	603
Pantaloon Retail (India) Ltd., Class B	142,951	223
Ten Alps PLC1	3,439,001	147
Five Star Travel Corp.1,3,5	96,033	9
CEC Unet PLC1,2,3	35,100,775	—
Spot Runner, Inc.1,3,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,3,5	1,900,000	—
		3,032,766

INDUSTRIALS — 13.32%
MSC Industrial Direct Co., Inc., Class A	2,147,500	153,654
Intertek Group PLC	2,702,000	85,393
MTU Aero Engines Holding AG	1,229,000	78,641
IDEX Corp.	1,685,000	62,530
BELIMO Holding AG2	30,900	55,760
Meggitt PLC	9,717,695	53,243
AirAsia Bhd.	44,678,700	53,135
Beacon Roofing Supply, Inc.1,2	2,604,800	52,695
Michael Page International PLC	9,727,502	52,693
Moog Inc., Class A1	1,192,800	52,400
Herman Miller, Inc.	2,800,000	51,660
Nabtesco Corp.	2,828,000	51,548
SIA Engineering Co. Ltd.	18,163,000	48,031
MITIE Group PLC	12,509,000	47,206
Johnson Electric Holdings Ltd.	83,859,500	46,321
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	4,841,000	45,938
Pipavav Defence and Offshore Engineering Co. Ltd.1,2	35,731,000	44,542
Exponent, Inc.1,2	936,400	43,046
Watsco, Inc.	642,500	42,187
Corrections Corporation of America1	1,998,900	40,718
PT Sarana Menara Nusantara Tbk1	34,850,000	38,434
Container Corp. of India Ltd.	2,432,387	38,429
Goodpack Ltd.2	30,060,000	31,982
Northgate PLC1,2	10,626,805	31,736
Huntington Ingalls Industries, Inc.1	965,131	30,189
Dynasty Ceramic PCL	15,378,000	29,489
Blount International, Inc.1	1,950,500	28,321
Chart Industries, Inc.1	515,000	27,846
Société BIC SA	308,000	27,306
Comfort Systems USA, Inc.2	2,476,000	26,543
THK Co., Ltd.	1,341,000	26,430
Landstar System, Inc.	509,250	24,403
Andritz AG3	293,600	24,381
BrisConnections Unit Trusts1,2	27,300,000	23,734
Houston Wire & Cable Co.2	1,678,900	23,202
Ennis, Inc.2	1,733,692	23,110
Uponor Oyj	2,521,600	22,388
Mobile Mini, Inc.1	1,274,540	22,241
Jain Irrigation Systems Ltd.	13,090,000	21,334
Robert Half International Inc.	745,000	21,203
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	1,953,503	20,846
Harmonic Drive Systems, Inc.	1,051,000	20,209
TrueBlue, Inc.1	1,452,600	20,162
Westport Innovations Inc.1	600,000	19,944
TransDigm Group Inc.1	203,000	19,423
AeroVironment, Inc.1	600,000	18,882
Standard Parking Corp.1,2	1,048,600	18,738
Serco Group PLC	2,510,000	18,477
Austal Ltd.	8,200,000	18,032
Globaltrans Investment PLC (GDR)	1,279,446	17,592
Douglas Dynamics, Inc.2	1,175,000	17,178
Masco Corp.	1,625,000	17,030
Polypore International, Inc.1	380,000	16,716
Graco Inc.	400,000	16,356
Cebu Air, Inc.3	10,800,000	16,045
S1 Corp.3	314,000	15,826
Regus PLC	12,006,004	15,755
OSG Corp.	1,175,000	14,792
SAI Global Ltd.	3,158,843	14,539
Frigoglass SAIC2	3,052,380	14,261
Geberit AG	74,000	14,260
Steelcase Inc., Class A	1,900,000	14,174
Chemring Group PLC	2,090,000	12,980
Mine Safety Appliances Co.	379,400	12,566
KBR, Inc.	435,000	12,123
Heidelberger Druckmaschinen AG, non-registered shares1	7,517,000	12,064
American Science and Engineering, Inc.	175,000	11,919
AIA Engineering Ltd.	2,301,518	11,747
Mvelaserve Ltd.2	9,194,800	11,504
WABCO Holdings Inc.1	255,000	11,067
Dalian Port (PDA) Co. Ltd., Class H	44,264,000	10,772
Zumtobel AG3	740,000	10,415
ITE Group PLC	3,165,000	10,027
Ritchie Bros. Auctioneers Inc.	450,000	9,936
United Stationers Inc.	272,000	8,856
Boer Power Holdings Ltd.	31,753,000	8,708
Wienerberger AG3	868,000	7,858
China Automation Group Ltd.	27,000,000	7,822
Hays PLC	7,755,000	7,720
Seco Tools AB, Class B	504,192	7,451
Haitian International Holdings Ltd.	7,580,000	6,520
G&K Services, Inc., Class A	214,565	6,246
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	5,601
Cpl Resources PLC2	1,664,505	5,493
SATS Ltd.	3,000,000	4,973
Ellaktor SA	3,102,118	4,858
Amtek Engineering Ltd.	10,502,400	4,777
Carborundum Universal Ltd.	1,800,000	4,683
3W Power SA1	1,152,900	4,626
Teleperformance SA	200,000	4,446
TD Power Systems Ltd.1	865,217	3,618
Prysmian SpA	260,000	3,229
Meyer Burger Technology AG1	195,000	3,052
Implenia AG	79,000	1,989
Downer EDI Ltd.1	86,915	285
Imagelinx PLC1,2,3	20,935,714	244
Aker Philadelphia Shipyard ASA1,4	346,000	214
American Shipping Co. ASA1	381,069	62
		2,333,730

INFORMATION TECHNOLOGY — 12.26%
AAC Technologies Holdings Inc.2	61,436,000	137,955
Compuware Corp.1,2	11,770,000	97,926
National Instruments Corp.	3,686,479	95,664
Hittite Microwave Corp.1,2	1,659,950	81,968
Kingboard Chemical Holdings Ltd.	26,578,200	78,709
SINA Corp.1	1,333,500	69,342
FactSet Research Systems, Inc.	670,000	58,478
Elster Group SE (ADR)1	4,470,000	58,110
Vistaprint NV1	1,860,000	56,916
Kapsch TrafficCom AG2,3	653,561	49,571
Angie’s List, Inc.1,2,3,4	2,261,888	32,775
Angie’s List, Inc.1,2	962,450	15,496
MICROS Systems, Inc.1	1,024,000	47,698
Monster Worldwide, Inc.1	5,591,000	44,337
AOL Inc.1	2,845,000	42,960
AVEVA Group PLC	1,763,500	39,164
Power Integrations, Inc.	1,075,000	35,647
Fidessa group PLC	1,496,000	35,151
Dialog Semiconductor PLC1	2,028,800	33,032
eAccess Ltd.	135,800	32,234
Dolby Laboratories, Inc., Class A1	1,035,400	31,590
Global Payments Inc.	640,000	30,323
OBIC Co., Ltd.	158,330	30,300
Quantum Corp.1,2	12,568,897	30,165
Jabil Circuit, Inc.	1,494,000	29,372
Genpact Ltd.1	1,905,387	28,486
Trimble Navigation Ltd.1	650,000	28,210
Kingdee International Software Group Co. Ltd.	103,816,000	27,937
Neopost SA	412,691	27,807
Cirrus Logic, Inc.1	1,629,668	25,830
Kingboard Laminates Holdings Ltd.	56,293,236	25,658
Hana Microelectronics PCL	40,925,000	24,516
Semtech Corp.1	960,000	23,827
Delta Electronics (Thailand) PCL	33,935,900	23,341
SPS Commerce, Inc.1,2	838,500	21,759
Autodesk, Inc.1	705,000	21,383
Quest Software, Inc.1	1,070,000	19,902
Tripod Technology Corp.	8,195,800	19,759
Zebra Technologies Corp., Class A (USA)1	550,000	19,679
Active Network, Inc.1	1,405,000	19,108
International Rectifier Corp.1	950,000	18,449
Hamamatsu Photonics K.K.	525,000	18,369
RealPage, Inc.1	696,000	17,588
Littelfuse, Inc.	400,000	17,192
Info Edge (India) Ltd.	1,580,000	16,880
SEEK Ltd.	2,900,000	16,818
KLA-Tencor Corp.	340,650	16,436
Ultimate Software Group, Inc.1	250,000	16,280
Wintek Corp.	21,998,492	15,620
Red Hat, Inc.1	370,000	15,277
Avid Technology, Inc.1	1,742,153	14,861
OpenTable, Inc.1	377,669	14,778
SciQuest, Inc.1	1,015,500	14,491
Yaskawa Electric Corp.	1,690,000	14,382
Rovi Corp.1	577,400	14,193
Comverse Technology, Inc.1	2,050,000	14,063
Spectris PLC	680,000	13,612
Logitech International SA1	1,700,000	13,226
Liquidity Services, Inc.1	337,170	12,442
Novellus Systems, Inc.1	300,000	12,387
Infotech Enterprises Ltd.2	5,679,253	11,769
Immersion Corp.1,2	2,254,000	11,676
3D Systems Corp.1	800,000	11,520
Demand Media, Inc.1	1,731,660	11,516
DTS, Inc.1	420,648	11,459
Green Packet Bhd.1,2,4	29,583,116	5,413
Green Packet Bhd.1,2	23,016,100	4,211
Halma PLC	1,865,000	9,570
China Wireless Technologies Ltd.	52,709,480	9,502
ADVA AG Optical Networking1	2,000,000	9,383
Persistent Systems Ltd.	1,466,000	9,067
LoopNet, Inc.1	473,735	8,660
OnMobile Global Ltd.1,2	7,184,110	8,590
Cadence Design Systems, Inc.1	735,504	7,649
FormFactor, Inc.1	1,445,000	7,312
ULVAC, Inc.1	575,000	7,052
Playtech Ltd.	1,524,421	6,676
Universal Display Corp.1	180,000	6,604
China High Precision Automation Group Ltd.2,3	67,422,000	5,827
Websense, Inc.1	270,000	5,057
RichTek Technology Corp.	1,101,000	4,563
Camelot Information Systems Inc. (ADR)1	1,204,000	3,431
XING AG	57,277	3,043
Ubisoft Entertainment SA1	285,000	1,907
Oakton Ltd.	1,502,075	1,897
Youku.com Inc., Class A (ADR)1	111,529	1,748
VTech Holdings Ltd.	159,800	1,601
Lender Processing Services, Inc.	64,327	969
HSW International, Inc.1	81,521	281
HSW International, Inc.1,3,5	29,470	72
		2,147,454

HEALTH CARE — 11.53%
Endo Pharmaceuticals Holdings Inc.1	2,664,100	91,991
Regeneron Pharmaceuticals, Inc.1	1,368,820	75,874
Cochlear Ltd.	1,138,910	72,222
Intuitive Surgical, Inc.1	155,000	71,767
Pharmacyclics, Inc.1,2	4,627,300	68,577
ZOLL Medical Corp.1	1,055,615	66,694
Fleury SA, ordinary nominative	5,672,150	65,076
Pharmasset, Inc.1	505,000	64,741
Emeritus Corp.1,2	3,540,000	61,985
Thoratec Corp.1	1,816,000	60,945
Incyte Corp.1	4,052,400	60,827
Grifols, SA, Class A1	3,290,000	55,355
Alere Inc.1	2,365,671	54,623
VCA Antech, Inc.1	2,575,000	50,856
BioMarin Pharmaceutical Inc.1	1,457,500	50,109
Hikma Pharmaceuticals PLC	5,189,153	49,964
Fisher & Paykel Healthcare Corp. Ltd.	23,950,000	46,980
ArthroCare Corp.1,2	1,481,651	46,939
Sysmex Corp.	1,434,000	46,726
Sirona Dental Systems, Inc.1	1,033,000	45,493
Align Technology, Inc.1	1,800,000	42,705
athenahealth, Inc.1	836,998	41,113
Orthofix International NV1,2	1,090,100	38,404
Hill-Rom Holdings, Inc.	1,096,368	36,937
Myriad Genetics, Inc.1	1,749,000	36,624
Hologic, Inc.1	1,965,000	34,407
Bangkok Dusit Medical Services PCL1	13,000,000	33,788
Integra LifeSciences Holdings Corp.1	1,039,793	32,057
NuVasive, Inc.1,2	2,377,936	29,938
Wright Medical Group, Inc.1	1,523,485	25,137
St.Shine Optical Co. Ltd.	2,330,000	24,624
Ironwood Pharmaceuticals, Inc., Class A1	1,997,850	23,914
Illumina, Inc.1	778,200	23,720
Cadence Pharmaceuticals, Inc.1,2	5,992,279	23,669
Nobel Biocare Holding AG	1,970,000	22,903
Virbac SA	145,000	22,501
Volcano Corp.1	827,011	19,675
Fluidigm Corp.1,2	1,484,234	19,532
CFR Pharmaceuticals SA1	82,425,400	19,373
GN Store Nord AS	2,238,199	18,854
Emergent BioSolutions Inc.1	1,105,000	18,608
Ansell Ltd.	1,200,000	17,846
Apollo Hospitals Enterprise Ltd.	1,580,000	16,816
Sagent Pharmaceuticals, Inc.1	785,000	16,485
Invacare Corp.	973,300	14,882
Tsumura & Co.	490,000	14,451
China Kanghui Holdings (ADR)1	912,000	13,443
MEDICA SA	765,000	12,871
Genomma Lab Internacional, SAB de CV, Series B1	6,020,000	11,635
JSC Pharmstandard (GDR)1	824,610	11,627
NxStage Medical, Inc.1	639,000	11,361
Abaxis, Inc.1	389,000	10,764
Savient Pharmaceuticals, Inc.1,2	4,694,200	10,468
HealthStream, Inc.1	500,000	9,225
Top Glove Corp. Bhd.	5,760,000	9,085
Codexis, Inc.1	1,650,000	8,745
BG Medicine, Inc.1,2	1,456,169	6,873
BG Medicine, Inc.1,2,4	6,434	30
Ipca Laboratories Ltd.	1,295,000	6,727
MicroPort Scientific Corp.	13,000,000	6,411
Amplifon SpA	1,075,000	4,552
EGIS Nyrt.	56,400	4,100
Merck Ltd.1	299,383	3,372
Krka, dd, Novo mesto3	12,820	880
Newron Pharmaceuticals SpA1	114,000	267
Newron Pharmaceuticals SpA1,4	34,724	81
		2,019,224

FINANCIALS — 9.32%
East West Bancorp, Inc.	5,025,229	99,248
Brait SE1,2	34,583,701	85,468
Onex Corp.	2,455,000	79,958
Kotak Mahindra Bank Ltd.	7,170,098	58,132
Assured Guaranty Ltd.	4,330,000	56,896
Manappuram Finance Ltd.2	57,992,814	50,343
SVB Financial Group1	985,900	47,018
YES BANK Ltd.	10,065,832	45,264
Cullen/Frost Bankers, Inc.	841,000	44,497
Financial Engines, Inc.1	1,925,000	42,985
National Financial Partners Corp.1,2	3,174,800	42,923
Greenhill & Co., Inc.	1,174,000	42,698
Banco Cruzeiro do Sul SA, preferred nominative	5,461,900	40,263
JSE Ltd.2	4,290,101	37,733
Northwest Bancshares, Inc.	2,937,500	36,543
Rayonier Inc.	815,000	36,374
First Republic Bank1	1,109,655	33,967
IG Group Holdings PLC	4,387,700	32,496
Capitol Federal Financial, Inc.	2,800,000	32,312
PT Agung Podomoro Land Tbk1	813,489,000	31,400
Savills PLC	5,942,825	30,235
Sterling Financial Corp.1,4	1,666,668	27,833
Sterling Financial Corp.1	24,500	409
Colony Financial, Inc.2	1,695,000	26,628
Dah Sing Financial Holdings Ltd.	8,741,250	26,168
First American Financial Corp.	1,980,700	25,096
Banco ABC Brasil SA, preferred nominative	3,639,000	24,328
Bolsa Mexicana de Valores, SAB de CV, Series A	14,240,000	22,909
CapitalSource Inc.	3,300,000	22,110
ICG Group, Inc.1,2	2,637,000	20,358
BOK Financial Corp.	365,000	20,050
Sonae Sierra Brasil SA, ordinary nominative	1,553,000	19,982
Robinsons Land Corp.3	76,825,550	19,888
BS Financial Group Inc.1,3	1,920,000	18,411
Starwood Property Trust, Inc.	980,000	18,140
TISCO Financial Group PCL	14,000,000	16,862
Old Republic International Corp.	1,635,000	15,156
Home Federal Bancorp, Inc.2	1,384,249	14,396
Portfolio Recovery Associates, Inc.1	208,000	14,044
Paraná Banco SA, preferred nominative	2,318,400	13,349
Banca Generali SpA	1,413,000	13,167
Talmer Bancorp, Inc.1,3,5	1,650,000	12,771
DDR Corp.	990,000	12,048
Hospitality Properties Trust	515,000	11,835
First Southern Bancorp, Inc.1,2,3,5	1,344,915	11,553
PT Summarecon Agung Tbk	84,285,000	11,526
Banco Industrial e Comercial SA, preferred nominative	2,643,700	10,701
Popular, Inc.1	7,370,000	10,244
Midland Holdings Ltd.	18,890,000	9,826
Oslo Børs VPS Holding ASA	1,002,335	9,720
City National Corp.	220,000	9,720
Mahindra Lifespace Developers Ltd.2	2,157,380	9,653
Zions Bancorporation	590,500	9,613
Canadian Western Bank	375,000	9,497
CenterState Banks, Inc.	1,375,400	9,105
Frasers Centrepoint Trust	7,840,000	8,704
Redwood Trust, Inc.	850,000	8,653
VZ Holding AG	80,812	8,302
Bao Viet Holdings	4,137,486	8,065
Chongqing Rural Commercial Bank Co., Ltd., Class H1	15,565,000	8,057
Synovus Financial Corp.	5,555,554	7,833
Noah Holdings Ltd. (ADR)1	1,260,000	7,749
GSW Immobilien AG, non-registered shares1	262,333	7,605
Laurentian Bank of Canada	135,400	6,357
Hellenic Exchanges SA	1,234,824	4,619
Banco Daycoval SA, preferred nominative	900,000	4,536
Oriental Financial Group Inc.4	354,179	4,289
Ascendas India Trust	7,517,000	3,999
Islamic Arab Insurance Co. (Salama)1,3	23,870,000	3,718
ARA Asset Management Ltd.	2,224,200	2,101
Gruppo MutuiOnline SpA	449,881	1,984
Territorial Bancorp Inc.	50,000	988
Compartamos, SAB de CV	320,300	393
		1,631,801

ENERGY — 6.56%
InterOil Corp.1,2	2,626,200	134,278
Gulf Keystone Petroleum Ltd.1,4	33,442,632	98,679
Ophir Energy PLC1,2	17,535,000	78,645
Rosetta Resources Inc.1	1,640,000	71,340
Pacific Rubiales Energy Corp.	3,751,300	68,969
Concho Resources Inc.1	618,000	57,937
Zhaikmunai LP (GDR)1,4	4,762,500	46,196
Zhaikmunai LP (GDR)1	353,650	3,430
Comstock Resources, Inc.1,2	3,078,111	47,095
Schoeller-Bleckmann Oilfield Equipment AG3	529,000	46,827
Core Laboratories NV	330,000	37,604
Exillon Energy PLC1,2	9,619,660	37,513
Heritage Oil Ltd.1	11,618,000	34,732
Kodiak Oil & Gas Corp.1	3,500,000	33,250
FMC Technologies, Inc.1	600,000	31,338
Oasis Petroleum Inc.1	948,049	27,579
Miclyn Express Offshore Ltd.	13,550,000	27,441
Cimarex Energy Co.	421,500	26,091
Legacy Oil + Gas Inc.1	2,014,400	20,722
Borders & Southern Petroleum PLC1	20,265,000	19,984
Bill Barrett Corp.1	550,000	18,739
Banpu PCL	905,000	15,662
Harvest Natural Resources, Inc.1,2	2,035,000	15,018
Oceaneering International, Inc.	295,000	13,608
Kværner ASA1	8,316,276	13,557
BPZ Resources, Inc.1	4,562,400	12,957
Sterling Resources Ltd.1	7,525,000	12,336
Falkland Oil and Gas Ltd.1,2	14,225,000	11,543
C&J Energy Services, Inc.1	535,000	11,198
BNK Petroleum Inc.1	3,763,380	5,726
BNK Petroleum Inc.1,4	2,000,000	3,043
Gevo, Inc.1,2	1,379,030	8,674
Petrodorado Energy Ltd.1,2	38,400,000	7,727
Pacific Coal, SA1,2,4	17,000,000	7,175
Pacific Coal, SA1,2	1,280,000	540
HollyFrontier Corp.	325,000	7,605
Goodrich Petroleum Corp.1	520,000	7,140
Dockwise Ltd.1	441,372	7,103
Tethys Petroleum Ltd.1	12,161,000	6,208
Tethys Petroleum Ltd. (GBP denominated)1	1,147,487	548
Aurelian Oil & Gas PLC1	17,960,000	4,672
Zodiac Exploration Inc.1	13,920,000	4,372
Saras SpA1	2,360,000	2,952
LNG Energy Ltd.1,4	13,000,000	1,595
SinoTech Energy Ltd. (ADR)1	1,783,900	125
		1,149,473

MATERIALS — 6.36%
AptarGroup, Inc.	1,617,682	84,394
Kenmare Resources PLC1	95,876,802	68,492
Kenmare Resources PLC1,4	14,095,980	10,070
African Minerals Ltd.1	8,206,621	56,078
African Minerals Ltd.1,4	1,431,500	9,782
Schweitzer-Mauduit International, Inc.2	970,000	64,466
Chr. Hansen Holding A/S	2,945,000	64,045
FUCHS PETROLUB AG	732,695	28,558
FUCHS PETROLUB AG, preference shares	580,500	25,409
James Hardie Industries SE	7,000,000	48,828
Coal of Africa Ltd.1,2	42,810,000	38,561
Gem Diamonds Ltd.1,2	11,061,300	33,360
OCI Materials Co., Ltd.3	455,000	31,583
Scotts Miracle-Gro Co., Class A	600,000	28,014
African Petroleum Corp. Ltd.1	65,212,868	26,680
Vicat S.A.	464,889	26,597
Yingde Gases Group Co. Ltd.	22,694,250	23,171
Symrise AG	865,046	23,086
Harry Winston Diamond Corp.1	2,141,900	22,833
Sirius Minerals PLC1,2	52,304,735	21,526
PT Indocement Tunggal Prakarsa Tbk	10,995,000	20,674
Huntsman Corp.	1,958,400	19,584
Yamana Gold Inc.	1,200,000	17,692
Mineral Deposits Ltd.1	2,369,372	12,311
Mineral Deposits Ltd. (CAD denominated)1	1,012,800	5,011
Talvivaara Mining Co. PLC1	5,050,000	15,685
Croda International PLC	554,500	15,535
Gran Colombia Gold SA1,2	30,175,000	15,403
Cline Mining Corp.1	9,357,800	14,789
Eastern Platinum Ltd.1	19,121,450	10,135
Eastern Platinum Ltd.1,4	8,160,000	4,325
Cape Lambert Resources Ltd.1	28,630,132	13,909
Arkema SA	191,000	13,522
Aquarius Platinum Ltd.	5,460,008	13,068
China Shanshui Cement Group Ltd.	19,532,000	13,002
Talison Lithium Ltd.1	3,865,000	12,899
United Phosphorus Ltd.	4,730,000	11,303
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	40,920,000	10,854
Siam City Cement PCL	1,300,000	10,631
Sika AG, non-registered shares	5,530	10,421
Shree Cement Ltd.	250,000	9,934
Jaguar Mining Inc.1	1,452,100	9,265
AK Steel Holding Corp.1	905,000	7,475
Titan Cement Co. SA	491,500	7,373
Mountain Province Diamonds Inc.1,4	1,904,762	7,292
Greatview Aseptic Packaging Co. Ltd.1	21,633,000	7,242
Allied Gold Mining PLC1	3,160,522	7,118
Obtala Resources Ltd.1,2	7,975,000	3,530
Obtala Resources Ltd.1,2,4	7,950,000	3,519
PT Indah Kiat Pulp & Paper Tbk1	47,250,000	6,409
Frutarom Industries Ltd.3	650,000	5,789
TFS Corporation Ltd	8,969,848	5,688
Afferro Mining Inc.1,2	6,460,000	5,593
China Forestry Holdings Co., Ltd.1,3	29,142,000	4,465
Vatukoula Gold Mines PLC1,4	3,214,081	3,507
J.K. Cement Ltd.	1,835,117	3,490
Central Asia Metals PLC1	3,946,800	3,432
Midas Holdings Ltd.	13,467,000	3,426
Hummingbird Resources PLC1,4	1,650,000	3,049
Birla Corp. Ltd.	484,500	2,451
Engro Corp. Ltd.	1,993,200	2,055
Mwana Africa PLC1,4	29,857,130	1,978
Rusoro Mining Ltd.1,4	20,000,000	1,767
Rusoro Mining Ltd.1	1,437,000	127
EACOM Timber Corp.1,2,4	26,200,000	1,800
Sino-Forest Corp.1,3	900,000	154
		1,114,214

CONSUMER STAPLES — 4.82%
PT Sumber Alfaria Trijaya Tbk2	238,268,000	103,795
Raia Drogasil SA, ordinary nominative	8,424,811	58,582
CP ALL PCL	25,948,500	42,562
PZ Cussons PLC	6,804,051	36,983
Lindt & Sprüngli AG, participation certificate	6,998	20,816
Lindt & Sprüngli AG	466	15,573
FANCL Corp.	2,386,000	32,580
Emami Ltd.	4,940,000	31,730
Kernel Holding SA1	1,523,150	30,655
Super Group Ltd.2	29,500,000	29,908
Brazil Pharma SA, ordinary nominative1	6,345,400	28,917
Emmi AG	136,100	28,254
Strauss Group Ltd.3	2,152,122	26,488
Coca-Cola Icecek AS, Class C	2,117,785	25,274
Hypermarcas SA, ordinary nominative	5,256,500	23,954
Davide Campari-Milano SpA	3,500,000	23,306
Wumart Stores, Inc., Class H	10,139,000	21,175
MARR SpA	2,499,899	20,982
USANA Health Sciences, Inc.1	667,000	20,257
Real Nutriceutical Group Ltd.2	61,346,000	20,063
Bizim Toptan Satis Magazalari AS	1,729,500	17,169
AMOREPACIFIC Corp.3	17,600	16,081
Eurocash SA	1,877,000	15,524
Fresh Market, Inc.1	362,100	14,448
Philip Morris CR as	22,200	14,136
Ralcorp Holdings, Inc.1	157,300	13,449
Origin Enterprises PLC	3,213,300	12,684
Viscofan, SA, non-registered shares	339,000	12,575
Church & Dwight Co., Inc.	240,000	10,982
Pesquera Exalmar SA, Class A3	7,050,000	9,935
China Yurun Food Group Ltd.	7,410,000	9,732
Petra Foods Ltd.	6,683,000	9,532
TreeHouse Foods, Inc.1	130,000	8,499
Asian Citrus Holdings Ltd.	12,890,000	6,788
HITEJINRO CO., LTD.3	303,039	6,635
Sundrug Co., Ltd.	194,900	5,905
Central European Distribution Corp.1	1,338,000	5,854
Tilaknager Industries Ltd.2	8,890,000	5,491
Godrej Consumer Products Ltd.	605,237	4,395
Milkiland NV1	460,000	1,866
		843,534

UTILITIES — 1.68%
ENN Energy Holdings Ltd.2	56,813,000	182,145
Glow Energy PCL	15,575,200	28,139
Energy World Corp. Ltd.1	39,693,382	27,810
Manila Water Co., Inc.3	38,400,900	16,996
Greenko Group PLC1	7,034,000	13,163
Equatorial Energia SA, ordinary nominative	1,740,000	11,819
Mytrah Energy Ltd.1,4	6,540,000	9,344
Hyflux Ltd	3,903,000	3,626
KSK Energy Ventures Ltd.1	1,474,307	1,034
		294,076

TELECOMMUNICATION SERVICES — 1.30%
Telephone and Data Systems, Inc.	1,998,500	51,741
Telephone and Data Systems, Inc., special common shares	805,015	19,168
tw telecom inc.1	3,035,000	58,818
Leap Wireless International, Inc.1	3,308,000	30,731
MetroPCS Communications, Inc.1	2,961,670	25,707
Total Access Communication PCL	9,964,000	21,949
Daisy Group PLC1	8,034,068	11,916
Hutchison Telecommunications Hong Kong Holdings Ltd.	22,200,000	8,547
		228,577

MISCELLANEOUS — 4.98%
Other common stocks in initial period of acquisition		872,964

Total common stocks (cost: $14,293,737,000)		15,667,813

Preferred stocks — 0.04%

FINANCIALS — 0.04%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	302,600	7,640

Total preferred stocks (cost: $5,528,000)		7,640

Warrants — 0.02%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,2	5,272,000	2,439

ENERGY — 0.00%
Pacific Coal, SA, warrants, expire 20161,2,4	8,500,000	334

MATERIALS — 0.00%
Gran Colombia Gold SA, warrants, expire 20151,2	1,086,500	165
Duluth Exploration Ltd., warrants, expire 20131,3	43,753	9
		174

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	1,946,120	72

Total warrants (cost: $2,398,000)		3,019

	Shares or
Convertible securities — 0.42%	principal amount

CONSUMER DISCRETIONARY — 0.26%
Coupons.com Inc., Series B, convertible preferred1,2,3,5	8,191,724	45,000
Spot Runner, Inc., Series C, convertible preferred1,3,5	1,626,016	—
		45,000

FINANCIALS — 0.11%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	7,481
Synovus Financial Corp. 8.25% convertible preferred 2013, units	522,700	7,250
National Financial Partners Corp. 4.00% convertible notes 20172	$4,000,000	4,950
		19,681

INFORMATION TECHNOLOGY — 0.03%
Quantum Corp. 3.50% convertible notes 20152	$4,900,000	4,704

ENERGY — 0.02%
Harvest Natural Resources, Inc. 8.25% convertible notes 20132	$3,000,000	4,012

HEALTH CARE — 0.00%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 20182	$820,000	394

Total convertible securities (cost: $79,073,000)		73,791

	Principal amount
Bonds & notes — 1.56%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 1.20%
U.S. Treasury 3.75% 2041	$179,740	211,036

TELECOMMUNICATION SERVICES — 0.19%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	22,585	21,738
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	11,200	10,780
		32,518

FINANCIALS — 0.17%
First Niagara Financial Group, Inc. 7.25% 2021	11,100	11,381
Synovus Financial Corp. 4.875% 2013	7,125	6,840
Synovus Financial Corp. 5.125% 2017	3,715	3,158
Zions Bancorporation 6.00% 2015	8,210	8,201
		29,580

Total bonds & notes (cost: $258,050,000)		273,134

	Principal amount
Short-term securities — 8.31%	(000)

Fannie Mae 0.055%–0.20% due 1/3–10/2/2012	$709,290	709,139
Freddie Mac 0.07%–0.15% due 2/14–7/11/2012	222,825	222,804
Federal Home Loan Bank 0.085%–0.20% due 2/10–12/20/2012	211,064	211,019
International Bank for Reconstruction and Development 0.08% due 3/19/2012	63,400	63,396
Westpac Banking Corp. 0.25% due 2/13/20124	39,300	39,289
Commonwealth Bank of Australia 0.24% due 2/13/20124	37,800	37,783
Federal Farm Credit Banks 0.15% due 2/16/2012	25,000	25,000
American Honda Finance Corp. 0.25% due 3/6/2012	25,000	24,980
U.S. Treasury Bill 0.19% due 1/12/2012	24,000	24,000
Straight-A Funding LLC 0.19% due 2/2/20124	22,200	22,197
Nordea North America, Inc. 0.32% due 2/1/2012	21,100	21,094
Jupiter Securitization Co., LLC 0.20% due 1/6/20124	20,500	20,499
Bank of Nova Scotia 0.22% due 3/6/2012	18,800	18,795
Old Line Funding, LLC 0.22% due 2/16/20124	15,000	14,999

Total short-term securities (cost: $1,454,754,000)		1,454,994

Total investment securities (cost: $16,093,540,000)		17,480,391
Other assets less liabilities		37,461

Net assets		$17,517,852

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $587,216,000, which represented 3.35% of the net assets of the fund. This amount includes $455,963,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $472,074,000, which represented 2.69% of the net assets of the fund.
5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$45,000	.26%
First Southern Bancorp, Inc.	12/17/2009	28,378	11,553	.07
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	7,481	.04
Talmer Bancorp, Inc.	4/28/2010	9,900	12,771	.07
HSW International, Inc.	12/17/2007	907	72	.00
Five Star Travel Corp.	12/17/2007	24	9	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$129,079	$76,886	.44%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the three months ended December 31, 2011, appear below.

	Beginning shares or			Ending shares or	Dividend or interest income	Value of affiliates at 12/31/2011
	principal amount	Additions	Reductions	principal amount	(000)	(000)

ENN Energy Holdings Ltd.	56,813,000	—	—	56,813,000	$—	$182,145
AAC Technologies Holdings Inc.	50,475,000	10,961,000	—	61,436,000	—	137,955
InterOil Corp.	2,626,200	—	—	2,626,200	—	134,278
PT Sumber Alfaria Trijaya Tbk	274,541,000	—	36,273,000	238,268,000	—	103,795
Compuware Corp.	11,770,000	—	—	11,770,000	—	97,926
Brait SE	32,252,268	2,331,433	—	34,583,701	—	85,468
Hittite Microwave Corp.	2,009,950	—	350,000	1,659,950	—	81,968
Delticom AG	939,921	7,000	—	946,921	—	81,744
Ophir Energy PLC	17,465,000	70,000	—	17,535,000	—	78,645
Lions Gate Entertainment Corp.	9,100,000	—	—	9,100,000	—	75,712
Pharmacyclics, Inc.	3,845,871	781,429	—	4,627,300	—	68,577
Schweitzer-Mauduit International, Inc.	445,000	525,000	—	970,000	72	64,466
Emeritus Corp.	3,250,000	290,000	—	3,540,000	—	61,985
BELIMO Holding AG	22,800	8,100	—	30,900	—	55,760
Beacon Roofing Supply, Inc.	2,604,800	—	—	2,604,800	—	52,695
Manappuram Finance Ltd.	54,812,814	3,180,000	—	57,992,814	—	50,343
Kapsch TrafficCom AG	653,561	—	—	653,561	—	49,571
Angie’s List, Inc.	—	2,261,888	—	2,261,888	—	32,775
Angie’s List, Inc.	—	962,450	—	962,450	—	15,496
National Financial Partners Corp.	3,174,800	—	—	3,174,800	—	42,923
National Financial Partners Corp. 4.00%
convertible notes 2017	$4,000,000	—	—	$4,000,000	40	4,950
PT Ace Hardware Indonesia Tbk*	74,365,500	30,024,500	—	104,390,000	—	47,201
Comstock Resources, Inc.	3,078,111	—	—	3,078,111	—	47,095
ArthroCare Corp.	1,445,400	36,251	—	1,481,651	—	46,939
Coupons.com Inc., Series B,
convertible preferred	8,191,724	—	—	8,191,724	—	45,000
Pipavav Defence and Offshore
Engineering Co. Ltd.	42,066,000	—	6,335,000	35,731,000	—	44,542
Exponent, Inc.	936,400	—	—	936,400	—	43,046
Coal of Africa Ltd.	36,442,569	9,150,000	2,782,569	42,810,000	—	38,561
Orthofix International NV	1,090,100	—	—	1,090,100	—	38,404
JSE Ltd.	4,745,245	355,000	810,144	4,290,101	—	37,733
Exillon Energy PLC	9,619,660	—	—	9,619,660	—	37,513
Quantum Corp.	12,568,897	—	—	12,568,897	—	30,165
Quantum Corp. 3.50%
convertible notes 2015	$4,900,000	—	—	$4,900,000	43	4,704
Goodpack Ltd.	30,060,000	—	—	30,060,000	692	31,982
Goodpack Ltd., warrants, expire 2012	5,272,000	—	—	5,272,000	—	2,439
Gem Diamonds Ltd.	11,061,300	—	—	11,061,300	—	33,360
Domino’s Pizza Enterprises Ltd.	4,002,300	—	—	4,002,300	—	32,339
Northgate PLC	10,626,805	—	—	10,626,805	—	31,736
Cox and Kings (India) Ltd.	8,542,900	2,049,100	—	10,592,000	—	30,746
Cox and Kings (India) Ltd. (GDR)	330,000	—	—	330,000	—	958
QSR Brands Bhd	14,905,000	—	34,500	14,870,500	—	30,492
NuVasive, Inc.	1,786,936	591,000	—	2,377,936	—	29,938
Super Group Ltd.	29,500,000	—	—	29,500,000	—	29,908
Colony Financial, Inc.	1,495,000	200,000	—	1,695,000	576	26,628
CJ CGV Co., Ltd.	1,235,000	—	—	1,235,000	222	28,627
Comfort Systems USA, Inc.	2,476,000	—	—	2,476,000	124	26,543
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	23,734
Cadence Pharmaceuticals, Inc.	5,042,279	950,000	—	5,992,279	—	23,669
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	151	23,202
Ennis, Inc.	1,733,692	—	—	1,733,692	269	23,110
CDON Group AB	3,828,000	236,563	—	4,064,563	—	22,325
SPS Commerce, Inc.	777,000	61,500	—	838,500	—	21,759
Sirius Minerals PLC	56,804,735	—	4,500,000	52,304,735	—	21,526
Mood Media Corp.	6,375,000	—	—	6,375,000	—	15,081
Mood Media Corp. (CDI) (GBP denominated)	2,375,000	—	—	2,375,000	—	5,618
ICG Group, Inc.	3,096,000	—	459,000	2,637,000	—	20,358
Real Nutriceutical Group Ltd.	62,800,000	—	1,454,000	61,346,000	—	20,063
Fluidigm Corp.	1,484,234	—	—	1,484,234	—	19,532
First Southern Bancorp, Inc.	1,344,915	—	—	1,344,915	—	11,553
First Southern Bancorp, Inc., Series C,
convertible preferred	2,299	—	—	2,299	—	7,481
Harvest Natural Resources, Inc.	2,035,000	—	—	2,035,000	—	15,018
Harvest Natural Resources, Inc. 8.25%
convertible notes 2013	$3,000,000	—	—	$3,000,000	62	4,012
Pace PLC*	12,183,500	4,700,000	—	16,883,500	208	18,878
Standard Parking Corp.	1,048,600	—	—	1,048,600	—	18,738
Douglas Dynamics, Inc.	1,175,000	—	—	1,175,000	241	17,178
Autoneum Holding AG	298,000	5,530	—	303,530	—	15,818
Gran Colombia Gold SA	29,495,000	680,000	—	30,175,000	—	15,403
Gran Colombia Gold SA, warrants, expire 2015	1,086,500	—	—	1,086,500	—	165
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	76	14,396
Frigoglass SAIC	3,052,380	—	—	3,052,380	—	14,261
Powerland AG, non-registered shares	1,200,000	—	—	1,200,000	—	12,425
Infotech Enterprises Ltd.	5,680,000	—	747	5,679,253	145	11,769
Immersion Corp.	2,254,000	—	—	2,254,000	—	11,676
Mothercare PLC	2,300,000	2,180,000	—	4,480,000	—	11,567
Falkland Oil and Gas Ltd.	14,225,000	—	—	14,225,000	—	11,543
Mvelaserve Ltd.	8,572,000	622,800	—	9,194,800	419	11,504
National American University Holdings, Inc.	1,515,000	—	—	1,515,000	49	11,484
Savient Pharmaceuticals, Inc.	4,294,200	400,000	—	4,694,200	—	10,468
Savient Pharmaceuticals, Inc. 4.75%
convertible notes 2018	$820,000	—	—	$820,000	10	394
POLYTEC Holding AG, non-registered shares	1,450,500	—	—	1,450,500	—	10,326
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	9,653
Green Packet Bhd.	29,583,116	—	—	29,583,116	—	5,413
Green Packet Bhd.	23,016,100	—	—	23,016,100	—	4,211
Gevo, Inc.	1,304,030	75,000	—	1,379,030	—	8,674
U.S. Auto Parts Network, Inc.	1,980,000	—	—	1,980,000	—	8,653
OnMobile Global Ltd.	7,184,110	—	—	7,184,110	—	8,590
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	77	8,142
Pacific Coal, SA	17,000,000	—	—	17,000,000	—	7,175
Pacific Coal, SA	—	1,280,000	—	1,280,000	—	540
Pacific Coal, SA, warrants, expire 2016	8,500,000	—	—	8,500,000	—	334
Petrodorado Energy Ltd.	38,400,000	—	—	38,400,000	—	7,727
ValueVision Media, Inc., Class A	3,846,293	29,000	—	3,875,293	—	7,286
Obtala Resources Ltd.	8,500,000	—	525,000	7,975,000	—	3,530
Obtala Resources Ltd.	7,950,000	—	—	7,950,000	—	3,519
BG Medicine, Inc.	1,403,203	52,966	—	1,456,169	—	6,873
BG Medicine, Inc.	59,400	—	52,966	6,434	—	30
China High Precision Automation Group Ltd.	63,500,000	3,922,000	—	67,422,000	477	5,827
Afferro Mining Inc.	6,460,000	—	—	6,460,000	—	5,593
Cpl Resources PLC	2,465,986	—	801,481	1,664,505	84	5,493
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	5,491
Talwalkars Better Value Fitness Ltd.	1,446,000	—	—	1,446,000	—	3,257
School Specialty, Inc.	1,153,240	—	—	1,153,240	—	2,883
EACOM Timber Corp.	26,200,000	—	—	26,200,000	—	1,800
Imagelinx PLC	20,935,714	—	—	20,935,714	—	244
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
Cline Mining Corp.†	14,300,300	—	4,942,500	9,357,800	—	—
Hana Microelectronics PCL†	53,925,000	—	13,000,000	40,925,000	—	—
Heritage Oil Ltd.†	13,488,000	—	1,870,000	11,618,000	—	—
Integra LifeSciences Holdings Corp.†	1,429,793	—	390,000	1,039,793	—	—
Jaguar Mining Inc.†	5,035,000	—	3,582,900	1,452,100	—	—
Jumbo SA†	6,754,932	—	975,610	5,779,322	1,584	—
SinoTech Energy Ltd. (ADR)†	3,820,900	—	2,037,000	1,783,900	—	—
Talison Lithium Ltd.†	5,354,100	—	1,489,100	3,865,000	—	—

					$5,621	$2,972,748

*This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2011; it was not publicly disclosed.
†Unaffiliated issuer at 12/31/2011.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of December 31, 2011, the fund had an open forward currency contract to sell currencies, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		depreciation
	Settlement date	Counterparty	Receive	Deliver	at 12/31/2011

Australian dollars	1/20/2012	Barclays Bank PLC	$8,734	A$8,800	$(243)

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total

Common stocks:
Consumer discretionary	$2,900,241	$132,516	1	$9	$3,032,766
Industrials	2,258,961	74,525	1	244	2,333,730
Information technology	2,059,209	82,346	1	5,899	2,147,454
Health care	2,018,344	880	1	—	2,019,224
Financials	1,565,460	42,017	1	24,324	1,631,801
Energy	1,102,646	46,827	1	—	1,149,473
Materials	1,072,223	37,372	1	4,619	1,114,214
Consumer staples	784,395	49,204	1	9,935	843,534
Utilities	277,080	16,996	1	—	294,076
Telecommunication services	228,577	—		—	228,577
Miscellaneous	865,951	7,013	1	—	872,964
Preferred stocks	7,640	—		—	7,640
Warrants	3,010	—		9	3,019
Convertible securities	7,250	14,060		52,481	73,791
Bonds & notes	—	273,134		—	273,134
Short-term securities	—	1,454,994		—	1,454,994
Total	$15,150,987	$2,231,884		$97,520	$17,480,391

1Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $455,963,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts2:	Level 1	Level 2	Level 3	Total
Unrealized depreciation on open forward currency contracts	$—	$(243)	$—	$(243)

2Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2011 (dollars in thousands):

	Beginning value	Transfers into			Net realized	Unrealized	Transfers out	Ending value at
	at 10/1/2011	Level 33	Purchases	Sales	loss	appreciation	of Level 33	12/31/2011

Investment securities	$120,574	$24,255	$1,354	$(20,952)	$(26,990)	$2,767	$(3,488)	$97,520

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands):								$(22,436)

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,624,422
Gross unrealized depreciation on investment securities	(2,400,890)
Net unrealized appreciation on investment securities	1,223,532
Cost of investment securities for federal income tax purposes	16,256,859

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0212O-S29436

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 28, 2012